UNAUDITED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2023 USD ($)
Cash Flows from Operating Activities:
Net (loss) income	$ (312,060)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in trust account	50,777
Unrealized gain on marketable securities held in trust account	(82,529)
Change in fair value of warrant liability	(233,240)
Change in fair value of PIPE derivative liability	216,168
Changes in operating assets and liabilities:
Accrued expenses	220,095
Net cash used in operating activities	(191,566)
Cash Flows from Investment Activities:
Proceeds from sale of investments in marketable securities	9,866,284
Investment in marketable securities	(9,040,868)
Net cash provided by investing activities	825,416
Net cash from Financing Activities:
Redemption of ordinary shares subject to possible redemption	(1,004,600)
Proceeds from promissory note - due to sponsor	300,000
Net cash used in financing activities	(704,600)
Net Change in Cash	(70,750)
Cash - Beginning of period	175,788
Cash - End of period	105,038
Non-Cash investing and financing activities:
Accretion to ordinary shares subject to redemption	$ 261,713